Earnings per share (Tables)	12 Months Ended
Jun. 30, 2024
(Loss) / profit per share attributable to equity holders of the parent: (ii)
Schedule of reconciliation between the weighted-average number of common shares outstanding
	June 30, 2024		June 30, 2023	June 30, 2022
Weighted - average outstanding shares	742		748	757
Adjustments for calculation of diluted earnings per share
Concepts that affect dilution	-		72	59
Weighted - average diluted common shares (i)	742	(ii)	820	816

Schedule of basic earnings per share
	June 30, 2024	June 30, 2023	June 30, 2022
(Loss) / profit for the year of continuing operations attributable to equity holders of the parent	(29,126)	223,825	276,741
Weighted average number of common shares outstanding	742	748	757
Basic earnings per share (i)	(39.25)	299.23	365.58

Schedule of diluted earnings per share
	June 30, 2024	June 30, 2023	June 30, 2022
(Loss) / profit for the year of continuing operations attributable to equity holders of the parent	(29,126)	223,825	276,741
Weighted average number of common shares outstanding	742	820	816
Diluted earnings per share (i)	(39.25)	272.96	339.14